SHARE-BASED COMPENSATION - Disclosure of share based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 5,310	$ 3,126
Share options - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,013	1,786
Performance share units - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,231	1,015
Change in fair value of deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3,066	$ 325